Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2019
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2017, 2018 and 2019 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2017
Balance at beginning of fiscal year	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	45,059	(10,666)	3,275	37,668

Charge-offs	(22,901)	(1,754)	(6,597)	(31,252)
Recoveries	18,320	5,122	2,158	25,600

Net charge-offs	(4,581)	3,368	(4,439)	(5,652)

Others (Note)	(890)	—	(2,700)	(3,590)

Balance at end of fiscal year	407,327	36,923	35,423	479,673

2018
Balance at beginning of fiscal year	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(123,470)	(7,427)	4,535	(126,362)

Charge-offs	(44,621)	(2,118)	(9,123)	(55,862)
Recoveries	12,924	814	1,482	15,220

Net charge-offs	(31,697)	(1,304)	(7,641)	(40,642)

Others (Note)	(3,088)	—	321	(2,767)

Balance at end of fiscal year	249,072	28,192	32,638	309,902

2019
Balance at beginning of fiscal year	249,072	28,192	32,638	309,902

Provision (credit) for loan losses	31,693	(2,658)	3,424	32,459

Charge-offs	(39,728)	(2,856)	(4,940)	(47,524)
Recoveries	11,019	552	2,532	14,103

Net charge-offs	(28,709)	(2,304)	(2,408)	(33,421)

Others (Note)	847	—	(2,586)	(1,739)

Balance at end of fiscal year	252,903	23,230	31,068	307,201

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2018 and 2019:

	Corporate	Retail	Other	Total
	(in millions of yen)
2018
Allowance for loan losses	249,072	28,192	32,638	309,902

of which individually evaluated for impairment	129,789	2,602	7,383	139,774
of which collectively evaluated for impairment	119,283	25,590	25,255	170,128

Loans (Note)	60,837,559	11,133,862	11,689,919	83,661,340

of which individually evaluated for impairment	593,053	21,364	61,023	675,440
of which collectively evaluated for impairment	60,244,506	11,112,498	11,628,896	82,985,900

2019
Allowance for loan losses	252,903	23,230	31,068	307,201

of which individually evaluated for impairment	139,472	2,122	8,933	150,527
of which collectively evaluated for impairment	113,431	21,108	22,135	156,674

Loans (Note)	66,804,088	10,596,994	5,551,008	82,952,090

of which individually evaluated for impairment	539,893	20,886	54,319	615,098
of which collectively evaluated for impairment	66,264,195	10,576,108	5,496,689	82,336,992

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.